Performance Management - SBH Equity Fund	Oct. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of a broad measure of market performance. The Fund’s returns through June 29, 2026 as reflected in the bar chart and table are those of the Fund when it was managed by a different investment adviser, Capital Advisors, Inc., and followed different investment strategies. Effective October 30, 2026, the Fund changed its classification from a diversified fund to a non-diversified fund. Given the change in the Fund’s classification, future performance may vary.
The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.cisbh.com or by calling the Fund toll-free at 1-866-205-0523.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
The Fund’s year-to-date return as of June 30, 2026 was 7.39%
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 22.56% for the quarter ended June 30, 2020, and the lowest quarterly return was -16.20% for the quarter ended June 30, 2022.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.39%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	22.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(16.20%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.cisbh.com
Performance Availability Phone [Text]	1-866-205-0523